Capital stock - Retained Earnings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Share Capital [Abstract]
Amount	$ 190,404,505	$ 325,012,754	$ 243,624,754	$ 173,942,373	$ 66,956,082	$ 134,610,709	$ 93,060,330	$ 126,030,181	$ 45,082,793	$ 24,221,997	$ 204,265,028
Reinvested earnings	190,404,505	325,012,754	243,624,754	173,942,373	66,956,082	134,610,709	93,060,330	126,030,181	45,082,793	24,221,997	204,265,028
Distributed earnings	0	0	0	0	0	0	87,227,972	126,030,181	45,082,793	24,221,997	204,265,028
Amount that may be subject to withholding	190,404,505	325,012,754	243,624,754	173,942,373	66,956,082	134,610,709	5,832,358	0	0	0	0
Amount not subject to withholding	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0